STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended	181 Months Ended	12 Months Ended	175 Months Ended	181 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount	Jun. 30, 2011 Common Stock	Jun. 30, 2011 Preferred Stock	Jun. 30, 2011 Prior to Merger	Jun. 30, 2011 After Merger
OPERATING ACTIVITIES
Net loss	$ (2,082,138)	$ (239,372)	$ (2,463,751)	$ (27,658,889)	$ (2,575,284)	$ (25,576,750)
Plus non-cash charges to earnings
Stock compensation expense			1,452,231	2,018,280		2,018,280
Depreciation and amortization	3,153	2,980	3,534	88,620	6,049	85,107
Fair Value of Derivatives Adjustment	124,744	(21,181)		124,744
Purchase R&D - Clear Image				3,309,514		3,309,514
Stock issued for services							5,165,367	270,000
Expenses paid by third parties				57,134		57,134
Contribution of services by officer and employees				799,154		799,154
Services by officer and employees paid for with non-cash consideration				167,500		167,500
Compensation cost for option price reduction				50,000		50,000
Amortization debt discounts	155,561	56,188		280,561	125,000	125,000
Amortization of options and common stock issued for services				1,775,577		1,775,577
Allowance for doubtful accounts				50,900		50,900
Gain on extinguishment of debt				(10,398)		(10,398)
Write-off of Notes Receivable				14,636		14,636
Write-off of Notes Payable				(8,239)		(8,239)
Write-off of organizational costs				3,196		3,196
Write-off of zero value investments				785,418		785,418
Write-off of leasehold improvements and computer equipment				2,006		2,006
Compensation costs for stock options and warrants granted to non-employees				1,205,015		1,205,015
Change in working capital accounts:
(Increase) decrease in receivables from related parties			(4,395)	(94,105)	(25,205)	(94,105)
Increase in other assets				4,395
(Increase) decrease in goodwill				(23,276)		(23,276)
(Increase) decrease in other receivables	(6,288)			(457,266)	(274,361)	(450,938)
Increase (decrease) in accrued salaries and consulting		(140,625)	(696,655)	(21,172)	(215,224)	(21,172)
Increase (decrease) in accrued interest	33,617			126,117	1,323	92,500
Increase (decrease) in accounts payable and accrued liabilities	(1,574)	(1,539)	(333,294)	2,411,595	1,188,405	2,413,169
Total operating activities	(1,455,425)	(343,549)	(1,156,289)	(9,563,936)		(8,108,511)
INVESTING ACTIVITIES
Purchase of equipment and furnishings	(363,706)	(109,509)	(39,685)	(1,252,808)	(782,375)	(889,102)
Investment in patent development	(19,000)			(54,000)
Investment in syringe patent development			(25,000)			(35,000)
Investment in Ives Health Company				(251,997)		(251,997)
Investment in The Health Club				(10,000)		(10,000)
Total investing activities	(382,706)	(109,509)	(64,685)	(1,568,805)	(782,375)	(1,186,099)
FINANCING ACTIVITIES
Loans from shareholders				15,707	1,800	15,707
Repayment of loans from shareholders				(8,005)		(8,005)
Repayments of Promissory Notes			(133,429)	57,325		57,325
Common stock subscribed			(512,500)	546,500		546,500
Sale of preferred stock for cash:				(1,000)		(1,000)
Proceeds from sale of common stock to third party investors									574,477	5,747,113
From exercise of stock options and warrants	1,202,720	97,110	558,701	3,520,888	96,200	2,318,168
Less: Issue Costs				(102,318)		(102,318)
Common Stock issued for payment of debt	(32,576)			333,590	366,166	366,166
Convertible debentures issued for cash	417,287	169,500		772,287		355,000
Payment of exclusive license note payable				(100,000)		(100,000)
Treasury Stock				(969)	(969)	(969)
Total financing activities	1,793,901	386,000	1,283,406	11,355,595	1,993,188	9,561,694
Minority interest				(197,567)		(197,567)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(44,230)	(67,058)	64,432		2,289	2,289
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	69,517	67,228	4,796		67,228	67,228
CASH AND CASH EQUIVALENTS, ENDING BALANCE	25,287	170	67,228	25,287	69,517	69,517
Supplemental disclosure of cash flow information:
Cash paid for interest and taxes during the period						57,571
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES AND INVESTING ACTIVITIES:
Investment in Globe Joint Venture						(637,566)
20 to 1 reverse stock split						138,188
Common stock subscriptions						69,800
Capitalized compensation cost for options granted						$ 1,487,700